CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Construction Contracts [Abstract]
Contract costs incurred to date	$ 11,709	$ 11,015
Profit recognized to date	109	155
Contract costs incurred and profit recognized (less recognized losses)	11,818	11,170
Less: progress billings	(12,173)	(11,450)
Contract work in progress (liability)	(355)	(280)
Comprising:
Amounts due from customers – work in progress	41	138
Amounts due to customers – creditors	(396)	(418)
Contract work in progress (liability)	$ (355)	$ (280)